SHAREHOLDERS' EQUITY (Details 3) - Restricted Stock Units (RSUs) [Member]		12 Months Ended
		Dec. 31, 2018 CAD ($) Decimalitem	Dec. 31, 2017 CAD ($) Decimalitem
Disclosure of Shareholder's Equity [Line Items]
Number of units Balance at beginning of year | Decimalitem		488,665	320,000
Number of units RSUs awarded | Decimalitem		0	265,000
Number of units RSUs settled and common shares issued | Decimalitem	[1]	(111,668)	(79,668)
Number of units RSUs forfeited | Decimalitem		(8,000)	(16,667)
Number of units Balance at Ending of year | Decimalitem		368,997	488,665
Weighted average value Balance at beginning of year | $		$ 4.88	$ 6.48
Weighted average value RSUs awarded | $		0	3.52
Weighted average RSUs settled and common shares issued | $	[1]	4.33	6.45
Weighted average value RSUs forfeited | $		6.49	6.49
Weighted average value Balance at Ending of year | $		$ 5.01	$ 4.88

[1]	As at December 31, 2018, 106,668 RSUs at a weighted average value of $$6.49 have vested and have not yet been settled.